Financial Liabilities - Summary of Assumptions and Results of the Warrants Valuation (Details) € / shares in Units, $ in Thousands		8 Months Ended	12 Months Ended
	Apr. 17, 2023 EUR (€) Warrants € / shares	Dec. 31, 2023 EUR (€) Warrants € / shares	Dec. 31, 2023 USD ($) Options shares € / shares	Apr. 17, 2023 USD ($)
Assumptions and results of the warrants valuation
Number of options granted | shares			2,178,311
Tranche A Warrants [Member]
Assumptions and results of the warrants valuation
Grant date			4/17/2023
Expiration date			Apr. 17, 2043
Number of options granted	2,779,188	2,779,188	2,779,188
Share entitlement per options | shares			1
Exercise price			€ 1.92
Valuation method			Longstaff Schwartz
Share price	€ 1.87	€ 2.76
Average life of options	20 years	19 years 6 months 18 days
Expected volatility	81.30%	67.60%
Put Option Cap | €	€ 7,196	€ 8,256
Discount rate	2.85%	2.50%
Expected dividends	0.00%	0.00%
Fair value per options	€ 1.73	€ 2.54
Fair value | $			€ 7,797	$ 5,280